Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025		Oct. 31, 2024	[2]	Jan. 31, 2024	[2]
Disclosure of operating segments [line items]
Net interest income	[1]	$ 5,173		$ 4,923		$ 4,773
Non-interest income	[3]	4,199	[4]	3,603	[5]	3,660	[6]
Total revenue		9,372		8,526		8,433
Provision for credit losses		1,162		1,030		962
Depreciation and amortization		403		501	[7]	421
Other non-interest expenses		6,088		4,795		4,318
Provision for income taxes		726		511		533
Net income		993		1,689		2,199
Net income attributable to non-controlling interests in subsidiaries		(154)		47		25
Net income attributable to equity holders of the Bank		1,147		1,642		2,174
Average assets		1,461,000		1,419,000		1,423,000
Average liabilities		1,376,000		1,335,000		1,344,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	2,647		2,635		2,491
Non-interest income	[3],[8]	765	[4]	684	[5]	734	[6]
Total revenue	[8]	3,412		3,319		3,225
Provision for credit losses	[8]	538		450		378
Depreciation and amortization	[8]	136		133	[7]	147
Other non-interest expenses	[8]	1,475		1,445		1,352
Provision for income taxes	[8]	350		357		375
Net income	[8]	913		934		973
Net income attributable to equity holders of the Bank	[8]	913		934		973
Average assets	[8]	460,000		457,000		445,000
Average liabilities	[8]	386,000		385,000		393,000
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	2,169		2,147		2,240
Non-interest income	[3],[8]	861	[4]	712	[5]	834	[6]
Total revenue	[8]	3,030		2,859		3,074
Provision for credit losses	[8]	602		556		574
Depreciation and amortization	[8]	130		141	[7]	143
Other non-interest expenses	[8]	1,423		1,350		1,439
Provision for income taxes	[8]	189		168		183
Net income	[8]	686		644		735
Net income attributable to non-controlling interests in subsidiaries	[8]	35		44		22
Net income attributable to equity holders of the Bank	[8]	651		600		713
Average assets	[8]	229,000		224,000		235,000
Average liabilities	[8]	174,000		171,000		183,000
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	232		207		185
Non-interest income	[3],[8]	1,347	[4]	1,259	[5]	1,139	[6]
Total revenue	[8]	1,579		1,466		1,324
Provision for credit losses	[8]	4		5		5
Depreciation and amortization	[8]	47		45	[7]	47
Other non-interest expenses	[8]	975		904		827
Provision for income taxes	[8]	144		130		112
Net income	[8]	409		382		333
Net income attributable to non-controlling interests in subsidiaries	[8]	2		2		3
Net income attributable to equity holders of the Bank	[8]	407		380		330
Average assets	[8]	37,000		36,000		35,000
Average liabilities	[8]	43,000		41,000		41,000
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1],[8]	319		280		270
Non-interest income	[3],[8]	1,275	[4]	992	[5]	1,023	[6]
Total revenue	[8]	1,594		1,272		1,293
Provision for credit losses	[8]	18		19		5
Depreciation and amortization	[8]	64		66	[7]	62
Other non-interest expenses	[8]	827		741		719
Provision for income taxes	[8]	168		99		119
Net income	[8]	517		347		388
Net income attributable to equity holders of the Bank	[8]	517		347		388
Average assets	[8]	511,000		486,000		505,000
Average liabilities	[8]	511,000		478,000		476,000
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(194)	[9]	(346)	[10]	(413)	[11]
Non-interest income	[3]	(49)	[4],[9]	(44)	[5],[10]	(70)	[6],[11]
Total revenue		(243)	[9]	(390)	[10]	(483)	[11]
Depreciation and amortization		26	[12]	116	[7],[10]	22	[11]
Other non-interest expenses		1,388	[9],[13]	355	[10]	(19)	[11]
Provision for income taxes		(125)	[9]	(243)	[10]	(256)	[11]
Net income		(1,532)	[9]	(618)	[10]	(230)	[11]
Net income attributable to non-controlling interests in subsidiaries		(191)	[9]	1	[10]
Net income attributable to equity holders of the Bank		(1,341)	[9]	(619)	[10]	(230)	[11]
Average assets		224,000	[9]	216,000	[10]	203,000	[11]
Average liabilities		$ 262,000	[9]	$ 260,000	[10]	$ 251,000	[11]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[3]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[4]	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $24, International Banking – $35, and Other – $54.
[5]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(2); International Banking – $36, and Other – $7.
[6]	Includes income (on a taxable equivalent basis) from associated corporations for International Banking – $34, and Other – $12.
[7]	Includes impairment charge of software intangible assets of $97 in the Other segment.
[8]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment.
[9]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $0 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[10]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $2 to arrive at the amounts reported in the Consolidated Statement of Income.
[11]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $43 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[12]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes of $0 to arrive at the amounts reported in the Consolidated Statement of Income.
[13]	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama.